Interest payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Interest payable	¥ 17,723	¥ 5,139
Third parties [Member]
Statement [Line Items]
Interest payable	14,510	3,234
Shareholders [Member]
Statement [Line Items]
Interest payable	3,086	243
Related parties [Member]
Statement [Line Items]
Interest payable	¥ 127	¥ 1,662